Rule 497(e)

File Nos. 002-75503

811-03364

MAXIM SERIES FUND, INC.

Maxim Small-Cap Value Portfolio

(the “Portfolio”)

Supplement dated January 17, 2012 to the Prospectus for the Portfolio, dated July 19, 2011

Effective immediately, Ralph Coutant is no longer a portfolio manager of the Portfolio.

All references to Mr. Coutant in the Prospectus are removed.

This Supplement must be accompanied by, or read in conjunction with,

the current Prospectus for the Portfolio, dated July 19, 2011.

Please keep this Supplement for future reference.